Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2040 Portfolio	Apr. 30, 2025
VIP Investor Freedom 2040 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	12.93%
Since Inception	13.44%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Since Inception	24.34%
IXWFY
Average Annual Return:
Past 1 year	13.63%
Since Inception	14.27%

[1]	A From April 13, 2023 .